Long-term debt and other financial liabilities (Details Narrative) - USD ($)	2 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended
	Mar. 13, 2024	Mar. 01, 2024	May 31, 2024	Jun. 30, 2024	Aug. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Short-Term Debt [Line Items]
Loans Payable to Bank				$ 1,636,430,000		$ 1,411,779,000
Prepaid amount			$ 28,147,000
Cash and cash equivalents				$ 377,270,000		372,032,000	$ 529,217,000
Number of loan agreements				thirty-two
Debt Instrument, Covenant Compliance				The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2024
Purchase Obligation				$ 722,105,000
Minimum liquidity requirement [Member]
Short-Term Debt [Line Items]
Cash and cash equivalents				123,045,000		$ 75,026,000
Two loan agreements [Member]
Short-Term Debt [Line Items]
Restricted Cash and Cash Equivalents				$ 3,050,000
Alpes Poppy S. Aspen DF Mystras And DF Montmartre [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description		five-year
Line of Credit Facility, Maximum Borrowing Capacity		$ 245,000,000
Long-Term Debt, Description		to finance the acquisition of the five vessels, Alpes, Poppy S., Aspen, DF Mystras and DF Montmartre
Number of repayment installments		ten
Debt Instrument, Frequency of Periodic Payment		semi-annual
Alpes Poppy S. Aspen DF Mystras And DF Montmartre [Member] | Six months after the delivery of the vessel I [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment		$ 2,012,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		28,175,000
Alpes Poppy S. Aspen DF Mystras And DF Montmartre [Member] | Six months after the delivery of the vessel III [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment		1,615,500
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		25,845,000
Alpes Poppy S. Aspen DF Mystras And DF Montmartre [Member] | Six months after the delivery of the vessel IV [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment		1,565,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 37,550,000
DP2 Shuttle Tanker Athens 04 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description	seven-year
Line of Credit Facility, Maximum Borrowing Capacity	$ 103,456,000
Long-Term Debt, Description	to the pre- and post- delivery financing of the under construction DP2 suezmax shuttle tanker Athens 04
Number of repayment installments	fourteen
Debt Instrument, Frequency of Periodic Payment	semi-annual
Debt Instrument, Periodic Payment	$ 2,873,770
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	63,223,108
Drawdown amount	$ 12,932,000
Selini And Salamina [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Description			the refinancing of the panamax tankers, Selini and Salamina
Number of repayment installments			two
Debt Instrument, Frequency of Periodic Payment			semi-annual
Debt Instrument, Periodic Payment			$ 2,308,800
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 2,308,800
DP2 Shuttle Tanker Anfield [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date, Description					seven-year
Line of Credit Facility, Maximum Borrowing Capacity					$ 111,776,000
Number of repayment installments					fourteen
Debt Instrument, Frequency of Periodic Payment					semi-annual
Debt Instrument, Periodic Payment					$ 3,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					69,776,000
Drawdown amount					$ 14,903,000
Tenergy [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Description				for its under-construction LNG carrier, Tenergy.
Number of repayment installments				forty
Debt Instrument, Frequency of Periodic Payment				quarterly
Debt Instrument, Periodic Payment				$ 2,332,000
Sale Leaseback Transaction, Date				December 21, 2021
Sale Leaseback Transaction, Lease Terms				ten-year
Description of scope				the Company took delivery of the LNG carrier Tenergy and chartered it back on a bareboat basis
Purchase Obligation				$ 83,955,000
All bank loans [Member]
Short-Term Debt [Line Items]
Loans Payable to Bank				$ 1,636,430,000
Debt Instrument, Description of Variable Rate Basis				Secured Overnight Financing Rate (“SOFR”) plus a spread